Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	[1]	$ 0.0001	$ 0.0001
Common stock, shares authorized	[1]	100,000,000	100,000,000
Common stock, shares issued	[1]	18,588,342	13,855,239
Common stock, shares outstanding	[1]	16,788,342	13,855,239

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reverse Recapitalization (Note 1). The Pre-delivery Shares were not considered outstanding and therefore excluded from basic and diluted loss per share calculation (Note 14).